Taxation - Schedule of Beginning and Ending of Gross Unrecognized Tax Positions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Changes in unrecognized tax benefits
Beginning unrecognized tax benefits	$ 4,957	$ 8,035	$ 16,769
Decreases related to prior year tax positions	(2,018)	(3,078)	(1,302)
Increases related to prior year tax positions	10	0	0
Increases related to current year tax provisions			464
Decreases related to settlement with tax authorities	0	0	(7,896)
Closing unrecognized tax benefits	$ 2,949	$ 4,957	$ 8,035